Other receivables and other payables - Other receivables (Details) - ZAR (R) R in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Receivables
Right of recovery receivable	R 319	R 340	R 187
Rates and taxes receivable	106	105	103
Pre-paid royalties	336	364	393
Palladium hedge derivative asset	286	0	0
Other	127	49	52
Other receivables	1,174	858	735
Reconciliation of the non-current and current portion of the other receivables:
Other receivables	1,174	858	735
Current portion of other receivables	(523)	(37)	(51)
Other receivables	R 651	R 821	R 684